Shareholder Fees	Oct. 31, 2024
HSBC Radiant U.S. Smaller Companies Fund | HSBC Radiant U.S. Smaller Companies Fund Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
HSBC Radiant U.S. Smaller Companies Fund Class I | HSBC Radiant U.S. Smaller Companies Fund Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%